EXHIBIT 99.1
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Accrued Interest Date:                                                                                     Collection Period Ending:
25-Jun-07                                                                                                                  30-Jun-07
Distribution Date:                                BMW VEHICLE OWNER TRUST 2006-A                                            Period #
25-Jul-07                                         ------------------------------                                                  10

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
Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $732,706,548
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $29,492,159
     Overcollateralization                                                       $374         $2,509,254
     Class A-1 Notes                                                     $323,000,000                 $0
     Class A-2 Notes                                                     $308,000,000       $222,709,135
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $768,444,143
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $21,853,160
           Receipts of Pre-Paid Principal                                 $12,123,942
           Liquidation Proceeds                                              $994,238
           Principal Balance Allocable to Gross Charge-offs                  $766,256
        Total Principal  Reduction                                        $35,737,596

        Interest Collections
           Receipts of Interest                                            $3,616,341
           Servicer Advances                                                  $23,587
           Reimbursement of Previous Servicer Advances
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                        $134,111
           Net Investment Earnings                                            $11,918
        Total Interest Collections                                         $3,785,956

     Total Collections                                                    $38,757,295

     Ending Receivables Outstanding                                      $732,706,548

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance               $1,353,501
     Current Period Servicer Advance                                          $23,587
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                 $1,377,088

Collection Account
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     Deposits to Collection Account                                       $38,757,295

     Distribution Amounts Due
        Servicing Fees Due                                                   $640,370
        Class A Noteholder Interest Distribution Due                       $3,066,074
        First Priority Principal Distribution Due                          $7,481,680
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $6,017,689
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $640,370
        Amounts Deposited into Note Distribution Account                  $38,116,925
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $38,757,295

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $38,116,925
     Interest Distribution to Noteholders                                  $3,173,992
     Principal Distribution to Noteholders                                $34,942,933
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $38,116,925

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                               $0              $0.00
     Class A-2 Notes                                                       $1,137,963              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance     Per $1,000       Factor
     Class A-1 Notes                                                               $0                 $0          $0.00        0.00%
     Class A-2 Notes                                                      $34,942,933       $222,709,135        $113.45       72.31%
     Class A-3 Notes                                                               $0       $280,000,000          $0.00      100.00%
     Class A-4 Notes                                                               $0       $173,044,000          $0.00      100.00%
     Class B Notes                                                                 $0        $24,952,000          $0.00      100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment     Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0             $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0             $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0             $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0             $0
     Class B Interest Carryover Shortfall                                          $0                 $0             $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       45,390             43,487
     Weighted Average Remaining Term                                            43.32              42.68
     Weighted Average Annual Percentage Rate                                    5.47%              5.46%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $650,839,205             88.83%
        1-29 days                                                         $65,520,377              8.94%
        30-59 days                                                        $11,689,813              1.60%
        60-89 days                                                         $2,696,311              0.37%
        90-119 days                                                          $917,068              0.13%
        120-149 days                                                       $1,043,773              0.14%
        Total                                                            $732,706,548            100.00%
        Delinquent Receivables +30 days past due                          $16,346,965              2.23%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $766,256
        Recoveries for Current Period                                        $134,111
        Net Write-Offs for Current Period                                    $632,146

        Cumulative Realized Losses                                         $2,960,914


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $3,775,955                111
        Ending Period Repossessed Receivables Balance                      $3,072,601                105
        Principal Balance of 90+ Day Repossessed Vehicles                    $129,887                  4



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $30,839,547
     Beginning Period Amount                                              $30,839,547
     Current Distribution Date Required Amount                            $29,492,159
     Current Period Release                                                $1,347,389
     Ending Period Amount                                                 $29,492,159
     Next Distribution Date Required Amount                               $28,183,164

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $11,918
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                               $1,956,528
     Ending Period Target Credit Enhancement OC Amount                     $6,017,689
     Ending Period Amount                                                  $2,509,254
     Current Period Release                                                        $0
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